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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

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
Check here if Amendment [X];                                      Amendment Number: 5
This Amendment (Check only one.):                                 [_] is a restatement.
                                                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 5/14/2008 PURSUANT TO A
REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
5/14/2009.

Institutional Investment Manager Filing this Report:

Name:                                                             CITADEL LIMITED PARTNERSHIP
Address:                                                          131 SOUTH DEARBORN
                                                                  CHICAGO, IL 60603

13F File Number:                                                  28-5912
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   PATRICIA A. STASNY
Title:  GLOBAL CONTROLLER
Phone:  (312) 395-4366

Signature, Place, and Date of Signing:

 /s/ Patricia A. Stasny         CHICAGO, ILLINOIS            05/15/2009
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:  $2,201,196 (thousands)

List of Other Included Managers:

NONE

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
                                  FORM 13F                        (SEC USE ONLY)
Page 1 of 3 Name of Reporting Manager Citadel Limited Partnership

Item 1:              Item 2:       Item 3:      Item 4:           Item 5:         Item 6:   Item 7:         Item 8:
-------           -------------- ----------- -------------- -------------------- ---------- -------- ----------------------
                                                                                                        Voting Authority
                                                                                                     ----------------------
                                                 Value      Shrs or Prn Sh/ Put/ Investment  Other
Name of Issuer    Title of Class    CUSIP    (In thousands)     Amt     Prn Call Discretion Managers    Sole    Shared None
--------------    -------------- ----------- -------------- ----------- --- ---- ---------- -------- ---------- ------ ----
ALCOA INC              Cmn       013817 10 1      29,510       818,353  Sh          Sole      N/A       818,353
ALCOA INC              Cmn       013817 90 1      45,378     1,258,400  Sh  Call    Sole      N/A     1,258,400
ALCOA INC              Cmn       013817 95 1      13,580       376,600  Sh   Put    Sole      N/A       376,600
BOYD GAMING
  CORP                 Cmn       103304 10 1         258        12,893  Sh          Sole      N/A        12,893
BRISTOL MYERS
  SQUIBB CO            Cmn       110122 10 8       4,613       216,556  Sh          Sole      N/A       216,556
BRISTOL MYERS
  SQUIBB CO            Cmn       110122 90 8      34,020     1,597,200  Sh  Call    Sole      N/A     1,597,200
BRISTOL MYERS
  SQUIBB CO            Cmn       110122 95 8       7,500       352,100  Sh   Put    Sole      N/A       352,100
CARNIVAL CORP          Cmn       143658 30 0      11,895       293,840  Sh          Sole      N/A       293,840
CARNIVAL CORP          Cmn       143658 95 0      20,734       512,200  Sh   Put    Sole      N/A       512,200
CARPENTER
  TECHNOLOGY           Cmn       144285 10 3       3,735        66,738  Sh          Sole      N/A        66,738
CENTURY ALUM
  CO                   Cmn       156431 10 8     132,898     2,006,310  Sh          Sole      N/A     2,006,310
CLEAR CHANNEL
  COMMUNICATIONS       Cmn       184502 10 2     527,640    18,057,506  Sh          Sole      N/A    18,057,506
CLEAR CHANNEL
  COMMUNICATIONS       Cmn       184502 90 2       1,493        51,100  Sh  Call    Sole      N/A        51,100
CLEAR CHANNEL
  COMMUNICATIONS       Cmn       184502 95 2       3,863       132,200  Sh   Put    Sole      N/A       132,200
   COLUMN
     TOTALS                                      837,117

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
                                  FORM 13F                        (SEC USE ONLY)
Page 2 of 3 Name of Reporting Manager Citadel Limited Partnership

Item 1:              Item 2:       Item 3:      Item 4:           Item 5:         Item 6:   Item 7:         Item 8:
-------           -------------- ----------- -------------- -------------------- ---------- -------- ----------------------
                                                                                                        Voting Authority
                                                                                                     ----------------------
                                                 Value      Shrs or Prn Sh/ Put/ Investment  Other
Name of Issuer    Title of Class    CUSIP    (In thousands)     Amt     Prn Call Discretion Managers    Sole    Shared None
--------------    -------------- ----------- -------------- ----------- --- ---- ---------- -------- ---------- ------ ----
CME GROUP INC          Cmn       12572Q 10 5      10,322        25,370  Sh          Sole      N/A        25,370
CME GROUP INC          Cmn       12572Q 90 5      57,206       140,600  Sh  Call    Sole      N/A       140,600
CME GROUP INC          Cmn       12572Q 95 5      28,969        71,200  Sh   Put    Sole      N/A        71,200
DIEBOLD INC            Cmn       253651 10 3      36,687       977,030  Sh          Sole      N/A       977,030
HOST HOTELS &
  RESORTS INC          Cmn       44107P 10 4         428        26,872  Sh          Sole      N/A        26,872
HUNTSMAN COS/THE       Cmn       447011 10 7     197,326     8,379,034  Sh          Sole      N/A     8,379,034
ITT CORP               Cmn       450911 10 2         845        16,318  Sh          Sole      N/A        16,318
MICROSOFT              Cmn       594918 10 4      27,784       978,984  Sh          Sole      N/A       978,984
MICROSOFT              Cmn       594918 90 4      29,717     1,047,100  Sh  Call    Sole      N/A     1,047,100
MICROSOFT              Cmn       594918 95 4      58,900     2,075,400  Sh   Put    Sole      N/A     2,075,400
NAVTEQ                 Cmn       63936L 10 0     129,435     1,903,458  Sh          Sole      N/A     1,903,458
NYMEX HOLDINGS
  INC                  Cmn       62948N 10 4     209,481     2,311,391  Sh          Sole      N/A     2,311,391
PENN NATIONAL
  GAMING INC           Cmn       707569 10 9      89,136     2,038,331  Sh          Sole      N/A     2,038,331
PRAXAIR INC            Cmn       74005P 10 4         695         8,248  Sh          Sole      N/A         8,248
   COLUMN TOTALS                                 876,932

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
                                  FORM 13F                        (SEC USE ONLY)
Page 3 of 3 Name of Reporting Manager Citadel Limited Partnership

Item 1:              Item 2:       Item 3:      Item 4:           Item 5:         Item 6:   Item 7:         Item 8:
-------           -------------- ----------- -------------- -------------------- ---------- -------- ----------------------
                                                                                                        Voting Authority
                                                                                                     ----------------------
                                                 Value      Shrs or Prn Sh/ Put/ Investment  Other
Name of Issuer    Title of Class    CUSIP    (In thousands)     Amt     Prn Call Discretion Managers    Sole    Shared None
--------------    -------------- ----------- -------------- ----------- --- ---- ---------- -------- ---------- ------ ----
PRAXAIR INC            Cmn       74005P 90 4       2,796        33,200  Sh  Call    Sole      N/A        33,200
SPRINT NEXTEL
  CORP                 Cmn       852061 10 0       4,862       726,716  Sh          Sole      N/A       726,716
SPRINT NEXTEL
  CORP                 Cmn       852061 90 0      36,128     5,400,300  Sh  Call    Sole      N/A     5,400,300
SPRINT NEXTEL
  CORP                 Cmn       852061 95 0      13,121     1,961,300  Sh   Put    Sole      N/A     1,961,300
TAKE-TWO
  INTERACTIVE SFT      Cmn       874054 10 9      16,914       662,775  Sh          Sole      N/A       662,775
TEREX CORP             Cmn       880779 10 3         216         3,461  Sh          Sole      N/A         3,461
TORONTO-
  DOMINION BANK        Cmn       891160 50 9      24,101       392,842  Sh          Sole      N/A       392,842
UNITED STATES
  STEEL
  CORPORATION          Cmn       912909 10 8     132,741     1,046,277  Sh          Sole      N/A     1,046,277
UNITED STATES
  STEEL
  CORPORATION          Cmn       912909 90 8      47,120       184,800  Sh  Call    Sole      N/A       184,800
WYNN RESORTS LTD       Cmn       983134 10 7       3,678        36,542  Sh          Sole      N/A        36,542
WYNN RESORTS LTD       Cmn       983134 95 7       2,546        25,300  Sh   Put    Sole      N/A        25,300
YAHOO! INC             Cmn       984332 10 6     182,905     6,322,314  Sh          Sole      N/A     6,322,314
YAHOO! INC             Cmn       984332 90 6      16,097       556,400  Sh  Call    Sole      N/A       556,400
YAHOO! INC             Cmn       984332 95 6       3,923       135,600  Sh   Put    Sole      N/A       135,600
   COLUMN TOTALS                                 487,147
   LONG MARKET
     VALUE                                     2,201,196
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